Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial income from cash equivalents	R$ 138,456	R$ 59,381	R$ 73,672
Interest earned	49,527	43,417	33,450
Other	6,960	8,485	3,520
Finance income	194,943	111,283	110,642
Interest expense	(316,379)	(254,386)	(285,447)
Interest expense on lease liabilities	(123,067)	(111,966)	(100,849)
Financial discounts	(54,254)	(33,240)	(30,891)
Credit card charges	(6,901)	(5,824)	(4,096)
Bank fees	(3,882)	(4,436)	(7,163)
Exchange variance	(3,095)	(8,944)	(681)
Other	(53,446)	(39,946)	(28,489)
Finance expenses	(561,024)	(458,742)	(457,616)
Net finance result	R$ (366,081)	R$ (347,459)	R$ (346,974)